Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of significant subsidiaries
The Company’s most significant wholly-owned and partially owned subsidiaries are presented below:

		% interest
-	Fekola SA (“Fekola Mine”)	80
-	B2Gold Namibia (Pty) Ltd. (“Otjikoto Mine”)	90
-	Philippines Gold Processing & Refining Corporation (“Masbate Mine”)	100
-	Filminera Resources Corporation ("Masbate Mine")	40
-	B2Gold Back River Corp ("Goose Project")	100
-	Gramalote Limited ("Gramalote Project")	100